Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ELFUN DIVERSIFIED FUND
Entity Central Index Key	0000821484
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000032307
Shareholder Report [Line Items]
Fund Name	Elfun Diversified Fund
Trading Symbol	ELDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Elfun Diversified Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Elfun Diversified Fund	$17	0.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33% [1]
AssetsNet	$ 184,619,997
Holdings Count | Holding	1,600
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$184,619,997 Number of Portfolio Holdings1,600 Portfolio Turnover Rate24%
Holdings [Text Block]

Top Security Types

Asset	%
Common Stock	37.1%
Exchange Traded & Mutual Funds	19.7%
U.S. Treasuries	14.2%
Corporate Notes	13.3%
Agency Mortgage Backed	11.7%
Short-Term Investments	11.2%
Non-Agency Collateralized Mortgage Obligations	1.6%
Agency Collateralized Mortgage Obligations	0.2%
Municipal Bonds and Notes	0.0%Footnote Reference*
Footnote	Description
Footnote*	Less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
State Street Global All Cap Equity ex-U.S. Index Portfolio	19.7%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 07/01/54	4.0%
U.S. Treasury Notes, 0.75%, due 01/31/28	2.9%
NVIDIA Corp.	2.7%
Microsoft Corp.	2.6%
Apple, Inc.	2.2%
U.S. Treasury Notes, 4.00%, due 07/31/29	1.8%
Amazon.com, Inc.	1.5%
Uniform Mortgage-Backed Security, TBA, 2.50%, due 07/01/55	1.4%
Uniform Mortgage-Backed Security, TBA, 6.00%, due 07/01/54	1.3%

[1]	Annualized.